Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Two Thousand And Twenty One Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of movements in the number of share options

	2022	2021
	Number	Number
Outstanding, start of period	—	—
Granted during the period	5,012,495	—
Forfeited during the period	(656,826)	—
Outstanding, end of period	4,355,669	—

Schedule of movements in the weighted average exercise price of share options

	2022	2021
	£	£
Outstanding, start of period	—	—
Granted during the period	6.63	—
Forfeited during the period	6.63	—
Outstanding, end of period	6.63	—

Schedule of share options outstanding

	31 December	31 December
	2022	2021
Weighted average exercise price (£)	6.63	—
Number of share options outstanding	4,355,669	—
Expected weighted average remaining vesting period (years)	3.2	—

Schedule of fair value of options granted

	December 31,	December 31,
	2022	2021
Average share price at date of grant (£)	7.77	—
Expected volatility (%)	84.30%	—
Dividend yield	—	—
Risk-free interest rate (%)	4.09%	—

Enterprise management incentive scheme (EMI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of movements in the number of share options

The movements in the number of EMI share options during the year were as follows:

	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Exercised during the period	(645,571)	—
Outstanding, end of period	21,011,084	19,670

Schedule of movements in the weighted average exercise price of share options

The movements in the weighted average exercise price of share options during the year were as follows:

	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Granted due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

Schedule of share options outstanding

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,011,084	19,670
Expected weighted average remaining vesting period (years)	2.14	1.12

Schedule of fair value of options granted

	December 31,	December 31,
	2022	2021
Average share price at date of grant (£)	5.07	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4
Risk-free interest rate (%)	1.25	0.28